Accounts receivable (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Trade Receivables	$ 1,738,694	$ 0
Other Receivables	89,829	57,065
Accounts Receivable, Gross	1,828,523	57,065
Allowance For Doubtful Accounts	0	0
Accounts Receivable, Net	$ 1,828,523	$ 57,065